Related party transactions (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	May 18, 2021	Aug. 31, 2021	Aug. 31, 2020	Feb. 11, 2021	Dec. 23, 2020
IfrsStatementLineItems [Line Items]
Due to related parties		$ 500	$ 1,100
Other receivables		0	$ 50
Fair market value of shares	1,560,000
Key Management	$ 1,100
Shares issued			14,840,305	32,923,078	5,554,588
Stock value		7,000
Recognized amount		$ 2,900	$ 0
First Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued		2,020,000.00
Fair market value		$ 1,400
Second Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued		3,550,000
Fair market value		$ 2,500
Third Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued		2,820,000
Fair market value		$ 2,000